OTHER ASSETS (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
OTHER ASSETS
Schedule of other assets
	March 31,	September 30,
	2025	2024
Solar incentive program	$6,500,000	$6,500,000
Litigation settlement	6,410,000	6,410,000
Media partnership	1,200,000	1,200,000
Promoter and producer contracts	485,000	485,000
Security deposit	-	1,000
Total other assets	$14,595,000	$14,596,000

2024
Solar incentive program	$6,500,000
Litigation settlement	6,410,000
Media partnership	1,200,000
Promoter and producer contracts	485,000
Note receivable	150,000
Security deposit	1,000
Total other assets	$14,746,000